Equity Investments - Additional Information (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Sheet	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Schedule of Equity Method Investments [Line Items]
Equity method investment	$ 869,900	$ 750,100
Distributions from affiliates	30,196	49,295	$ 40,602
Amortization expense due to fair value step-up	88,758	91,228	73,862
NuMit LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment	$ 337,200	321,400
Equity method investment, ownership percentage	50.00%			50.00%
Period used for lag basis, in months	1 month
Distributions from affiliates	$ 29,200	48,300	38,600
Steel Technologies LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	100.00%			100.00%
Number of sheet processing facilities operated by Steel Technologies | Sheet	26
Duferdofin Nucor S.r.l. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment	$ 269,100	285,900
Equity method investment, ownership percentage	50.00%			50.00%
Period used for lag basis, in months	1 month
Equity method investments, share of net assets	$ 113,500
Basis difference due to the step-up to fair value of certain assets and liabilities	155,600
Step-up to fair value of equity method investment, portion related to identification of goodwill	88,500
Amortization expense due to fair value step-up	9,300	8,900	$ 8,800
Due from related parties, noncurrent	$ 40,200	41,900		€ 35.0	€ 35.0
Notes receivable, related parties, interest rate	0.84%
Interest rate per year in excess of Euribor as of date of the notes	1.00%
Equity method investments notes payable with parent company, maturity date	Jan. 31, 2022
Nucor JFE [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment	$ 135,700	71,100
Equity method investment, ownership percentage	50.00%			50.00%
Period used for lag basis, in months	1 month
Facility A [Member] | Duferdofin Nucor S.r.l. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments credit facilities, amount	$ 183,700			€ 160.0
Total amount outstanding under equity method investments credit facilities	$ 178,000	$ 146,700		€ 155.0	€ 122.5
Guarantor obligation percentage of exposure in case of default	50.00%			50.00%
Line of credit facility, maturity period	Apr. 16, 2021